Receivables - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) contract account	Dec. 31, 2018 USD ($) contract account	Dec. 31, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables, net	$ 416,000,000	$ 399,000,000
Allowances for doubtful accounts	$ 60,000,000	82,000,000
Wholesale receivables interest free period	12 months
Wholesale receivables stated original maturities	24 months
Significant losses	$ 0	$ 0	$ 0
Contractual payments period	30 days
Receivables delinquency period	120 days
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts classified as TDRs (in contracts) | contract	279	254
Finance lease receivable, pre-modification value	$ 10,000,000
Finance lease receivable, post-modification value	$ 9,000,000
Pre-modification value of retail and finance lease receivable contracts		$ 8,000,000
Post-modification value of retail and finance lease receivable contracts		$ 7,000,000
Number of accounts bankruptcy proceedings with no concession (in accounts) | account	323	371
Bankruptcy proceeding amount concession not yet determined	$ 15,000,000	$ 17,000,000
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, pre-modification value	87,000,000
Finance lease receivable, post-modification value	$ 80,000,000
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	2 years
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	6 years